Schedule of Investments (unaudited)	BlackRock Ultra Short-Term Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

American Express Credit Account Master Trust, Class A, 4.95%, 10/15/27	$14,709	$14,762,711
BMW Vehicle Lease Trust
5.27%, 02/25/25	2,273	2,271,742
5.95%, 08/25/25	19,139	19,178,145
CarMax Auto Owner Trust
5.23%, 01/15/26 (Call 10/15/26)	11,369	11,349,715
5.34%, 12/15/25 (Call 10/15/26)	4,873	4,868,837
5.95%, 11/16/26, (30-day SOFR + 0.600%)(a)	12,180	12,199,488
6.08%, 12/15/26	13,818	13,914,079
6.15%, 12/15/26, (30-day SOFR + 0.800%)(a)	710	711,775
6.20%, 06/15/26 (Call 11/15/26), (30-day SOFR + 0.850%)(a)	13,767	13,790,763
Chase Issuance Trust, 3.97%, 09/15/27	14,100	13,924,524
Citibank Credit Card Issuance Trust, 5.23%, 12/08/27	3,474	3,507,549
CNH Equipment Trust, 5.34%, 09/15/26 (Call 02/15/27)	7,735	7,727,967
Ford Credit Auto Lease Trust
5.19%, 06/15/25 (Call 08/15/25)	1,882	1,879,553
5.90%, 02/15/26	7,684	7,707,356
Ford Credit Auto Owner Trust, 3.44%, 02/15/25
(Call 02/15/26)	256	255,395
Honda Auto Receivables Owner Trust, 5.41%, 04/15/26 (Call 11/15/26)	15,567	15,565,249
Hyundai Auto Lease Securitization Trust
4.34%, 01/15/25 (Call 02/15/25)(b)	610	608,983
5.20%, 04/15/25 (Call 05/15/25)(b)	6,255	6,249,955
5.47%, 09/15/25 (Call 10/15/25)(b)	6,181	6,176,860
6.10%, 09/15/25 (Call 10/15/25),
(30-day SOFR + 0.750%)(a)(b)	6,679	6,687,163
Mercedes-Benz Auto Lease Trust, 5.24%, 11/17/25
(Call 02/15/26)	26,745	26,715,649
Mercedes-Benz Auto Receivables Trust, 5.92%,
11/16/26	10,655	10,724,699
Nissan Auto Receivables Owner Trust
4.50%, 08/15/25 (Call 12/15/26)	3,972	3,961,637
6.00%, 02/17/26 (Call 02/15/27), (30-day SOFR + 0.650%)(a)	19,697	19,719,742
Toyota Auto Receivables Owner Trust
5.28%, 05/15/26 (Call 06/15/27)	11,944	11,930,819
5.70%, 12/15/26, (30-day SOFR + 0.350%)(a)	22,599	22,603,307
5.87%, 05/15/26 (Call 06/15/27), (30-day SOFR + 0.520%)(a)	11,365	11,370,967
5.90%, 11/16/26, (30-day SOFR + 0.550%)(a)	12,091	12,112,012
USAA Auto Owner Trust, 5.83%, 07/15/26(b)	6,462	6,475,915
Volkswagen Auto Lease Trust, 5.87%, 01/20/26	22,639	22,711,698

Total Asset-Backed Securities — 5.2%
(Cost: $311,420,000)		311,664,254

Certificates of Deposit

Bank of America NA, 5.90%, 05/14/24	30,450	30,478,554
Bank of Montreal
5.41%, 05/17/24	31,600	31,581,070
5.82%, 04/01/24	18,140	18,149,419
5.93%, 04/12/24	25,000	25,017,080
Barclays Bank PLC
5.55%, 02/07/24	16,800	16,799,723
5.70%, 02/16/24	25,000	25,000,495
Security	Par (000)	Value

BNP Paribas SA, 5.83%, 08/08/24	$10,860	$10,885,966
BNP Paribas SA/New York, 5.70%, 03/04/24	20,000	20,003,074
Canadian Imperial Bank of Commerce
5.40%, 02/08/24	25,000	24,999,191
5.90%, 06/13/24	22,170	22,200,204
5.93%, 06/28/24	17,400	17,426,465
5.94%, 04/12/24	15,980	15,990,767
Canadian Imperial Bank of Commerce/New York
5.81%, 02/05/24, (1-day SOFR + 0.500%)(a)	26,350	26,351,520
5.99%, 07/01/24, (1-day SOFR + 0.680%)(a)	15,500	15,538,448
Cooperatieve Rabobank UA, 5.18%, 02/01/24	25,000	24,985,475
HSBC Bank USA NA, 5.90%, 06/06/24	9,000	9,012,633
Macquarie Bank Ltd., 5.84%, 05/13/24, (1-day SOFR + 0.540%)(a)(b)	15,230	15,249,814
Mitsubishi UFJ Trust & Banking Corp/New York, 5.86%, 06/06/24, (1-day SOFR + 0.550%)(a)	15,220	15,241,224
Mizuho Bank Ltd., 5.53%, 02/21/24	20,000	19,998,821
Natixis SA
5.26%, 02/02/24	20,000	19,999,637
5.97%, 05/20/24	39,040	39,086,011
Nordea Bank Abp/New York, 5.91%, 04/12/24, (1-day SOFR + 0.600%)(a)	17,500	17,517,059
Royal Bank of Canada, 5.88%, 06/27/24	15,400	15,421,043
State Street Bank & Trust Co., 5.81%, 03/28/24, (1-day SOFR + 0.500%)(a)	15,000	15,008,580
Sumitomo Mitsui Banking Corp./New York
5.52%, 07/23/24	50,000	50,005,945
5.73%, 02/07/24, (1-day SOFR + 0.420%)(a)	20,210	20,211,136
Sumitomo Mitsui Trust Bank Ltd./ New York, 5.52%, 07/22/24	24,200	24,204,089
Svenska Handelsbanken/New York NY, 5.86%, 04/29/24, (1-day SOFR + 0.550%)(a)	47,390	47,445,553
Toronto-Dominion Bank
5.33%, 02/06/24	20,150	20,149,055
5.52%, 02/22/24	31,600	31,599,787
6.00%, 08/26/24	9,890	9,925,326
6.00%, 09/09/24	16,000	16,065,171
6.05%, 07/03/24	15,400	15,430,212
Wells Fargo Bank NA
5.65%, 01/30/25	18,000	17,999,987
5.95%, 07/08/24, (1-day SOFR + 0.640%)(a)	25,000	25,049,885

Total Certificates of Deposit — 12.8%
(Cost: $769,481,335)		770,028,419

Commercial Paper

Amcor Finance USA Inc., 5.45%, 02/09/24	10,250	10,236,052
Amcor Flexibles North America Inc.
5.45%, 02/05/24	13,750	13,739,597
5.50%, 02/09/24	21,750	21,720,136
5.70%, 03/08/24	41,500	41,258,145
5.71%, 03/07/24	32,500	32,315,530
American Electric Power Co. Inc.
5.61%, 03/04/24	22,500	22,384,871
5.62%, 03/13/24	30,500	30,301,160
5.63%, 03/19/24	22,750	22,580,376
5.64%, 03/25/24	4,300	4,263,906
American Honda Finance Corp.
5.45%, 02/13/24	18,480	18,443,702
5.57%, 02/26/24	21,980	21,892,003
5.66%, 04/05/24	21,130	20,916,098

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

5.67%, 04/11/24	$11,750	$11,620,166
ANZ New Zealand Int’l Ltd./London, 5.33%, 07/03/24	24,500	23,953,900
BASF SE, 5.44%, 03/28/24	44,250	43,872,433
Bell Telephone Co. of Canada or Bell Canada (The),
5.53%, 05/03/24	26,250	25,880,246
BPCE SA, 5.56%, 08/01/24	9,950	9,953,182
Brighthouse Financial Short Term Funding LLC,
5.62%, 05/20/24	9,250	9,093,767
Brookfield BRP Holdings Canada Inc.
5.43%, 02/06/24	8,750	8,742,083
5.44%, 02/08/24	8,000	7,990,335
5.48%, 02/13/24	3,250	3,243,582
Brookfield Infrastructure Holdings Canada Inc.,
5.42%, 02/01/24	9,250	9,248,607
CDP Financial Inc.
5.35%, 02/23/24	31,400	31,292,999
5.36%, 06/07/24	2,464	2,417,942
Citigroup Global Markets Inc., 5.26%, 09/23/24	41,480	40,098,570
Commonwealth Bank of Australia
5.22%, 07/26/24	26,500	25,836,685
5.82%, 03/18/24, (1-day SOFR + 0.500%)(a)(b)	15,400	15,408,128
CVS Health Corp., 5.42%, 02/09/24	29,750	29,709,741
DNB Bank ASA
5.29%, 06/13/24	16,000	15,691,280
5.29%, 07/30/24	45,880	44,691,981
Duke Energy Corp., 5.67%, 04/16/24	18,000	17,786,997
Federation des Caisses Desjardins du Quebec, 5.43%, 03/11/24	36,250	36,032,634
Fidelity National Information Services Inc.
5.43%, 02/06/24	15,000	14,986,429
5.45%, 02/09/24	11,320	11,304,598
FMS Wertmanagement
5.37%, 05/02/24	24,250	23,921,853
5.37%, 05/03/24	23,500	23,178,695
HSBC USA Inc.
5.58%, 01/21/25	23,570	22,338,306
5.60%, 11/27/24	15,330	14,643,990
Hyundai Capital America, 5.62%, 03/12/24	12,000	11,923,749
ING U.S. Funding LLC, 5.39%, 06/07/24	32,020	31,417,519
Intercontinental Exchange Inc.
5.69%, 02/02/24	7,250	7,247,709
5.70%, 02/07/24	18,500	18,479,520
5.70%, 02/09/24	20,900	20,870,259
5.70%, 02/13/24	11,000	10,977,395
5.71%, 02/21/24	8,000	7,973,456
5.71%, 02/23/24	28,750	28,645,551
JP Morgan Securities LLC, 5.52%, 03/25/24	16,000	15,868,576
Keurig Dr Pepper Inc.
5.48%, 02/13/24	6,250	6,237,662
5.61%, 03/11/24	34,830	34,614,312
5.63%, 03/27/24	12,750	12,639,356
5.63%, 03/28/24	12,250	12,141,791
LSEGA Financing PLC
5.46%, 02/21/24	6,750	6,728,572
5.59%, 04/11/24	17,500	17,309,150
5.59%, 04/12/24	10,250	10,136,717
LVMH Moet Hennessy Louis Vuitton SE
5.32%, 02/09/24	15,681	15,660,181
5.32%, 02/12/24	8,190	8,175,499
5.35%, 05/23/24	9,243	9,090,432
5.36%, 05/17/24	16,700	16,438,186
Security	Par (000)	Value

Macquarie Bank Ltd.
5.39%, 02/12/24	$17,500	$17,468,591
5.55%, 05/13/24	30,000	29,530,669
5.55%, 05/16/24	17,500	17,218,627
Marriott International Inc./MD
5.53%, 02/08/24	19,450	19,426,146
5.59%, 02/14/24	12,000	11,973,993
5.60%, 02/15/24	4,250	4,240,115
5.61%, 02/28/24	14,000	13,939,141
5.61%, 02/29/24	13,750	13,688,143
5.61%, 03/04/24	10,500	10,446,273
5.64%, 02/22/24	2,750	2,740,561
Microchip Technology Inc., 5.60%, 02/09/24	21,000	20,970,649
Mizuho Bank Ltd., 5.80%, 05/03/24	40,075	40,110,319
Mizuho Bank Ltd/New York NY, 5.49%, 07/25/24	30,000	30,004,410
Mohawk Industries Inc., 5.65%, 03/26/24	30,350	30,090,184
MUFG Bank Ltd., 5.76%, 08/15/24	18,725	18,763,964
MUFG Bank Ltd./New York, 5.44%, 04/12/24	25,700	25,423,458
National Australia Bank Ltd., 5.58%, 03/01/24, (1-day SOFR + 0.250%)(a)(b)	20,000	20,003,160
National Bank of Canada, 5.36%, 02/23/24	33,438	33,323,840
NatWest Markets PLC, 5.55%, 05/20/24	15,920	15,654,353
NextEra Energy Capital Holdings Inc.
5.43%, 02/02/24	23,849	23,841,802
5.53%, 02/20/24	24,500	24,424,942
Nordea Bank Abp/New York NY, 5.63%, 05/20/24,
(1-day SOFR + 0.320%)(a)	49,250	49,282,653
Nutrien Ltd., 5.52%, 02/14/24	8,000	7,982,849
Penske Truck Leasing Co. LP
5.51%, 02/06/24	12,000	11,988,983
5.59%, 02/13/24	7,500	7,484,896
5.61%, 02/15/24	12,000	11,972,005
5.62%, 02/16/24	3,500	3,491,281
5.66%, 02/22/24	9,750	9,716,382
5.69%, 02/26/24	23,430	23,334,035
5.71%, 02/28/24	4,500	4,480,101
PPG Industries Inc., 5.48%, 02/13/24	11,350	11,327,594
Ryder System Inc.
5.48%, 02/13/24	13,250	13,223,832
5.53%, 02/20/24	1,460	1,455,527
5.55%, 02/23/24	10,500	10,462,875
Sanofi SA
5.36%, 03/19/24	10,000	9,929,040
5.38%, 04/08/24	15,419	15,263,804
Societe Generale SA, 5.38%, 04/24/24	27,160	26,823,107
Spire Inc.
5.43%, 02/06/24	25,400	25,377,019
5.53%, 02/20/24	7,250	7,227,789
Suncorp-Metway Ltd.
5.68%, 05/28/24	27,250	26,751,937
5.69%, 05/08/24	29,000	28,557,300
Toyota Industries Commercial Finance Inc.
5.29%, 02/05/24	6,053	6,048,555
5.42%, 04/22/24	7,510	7,418,402
United Overseas Bank Ltd., 5.48%, 04/16/24	10,540	10,419,355
Volvo Treasury North America LP, 5.67%, 04/17/24	27,830	27,496,321
Vulcan Materials Co.
5.45%, 02/06/24	15,000	14,986,379
5.46%, 02/08/24	20,500	20,475,148
VW Credit Inc.
5.43%, 02/06/24	6,500	6,494,119
5.62%, 03/07/24	9,000	8,949,744

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

5.63%, 03/18/24	$15,650	$15,535,758
5.67%, 05/21/24	31,000	30,466,894
5.69%, 05/01/24	21,320	21,017,747
Westpac Banking Corp., 5.39%, 05/06/24	34,270	33,784,225
Westpac Securities NZ Ltd./London, 5.36%, 02/23/24	10,000	9,965,859

Total Commercial Paper — 33.8%
(Cost: $2,027,549,911)		2,028,041,152

Corporate Bonds & Notes

Aerospace & Defense — 0.2%
Lockheed Martin Corp., 4.95%, 10/15/25 (Call 09/15/25)	6,195	6,226,368
RTX Corp., 5.00%, 02/27/26 (Call 01/27/26)	5,590	5,617,180
		11,843,548
Agriculture — 0.8%
Cargill Inc.
0.40%, 02/02/24 (Call 01/29/24)(b)(c)	10,165	10,165,000
3.50%, 04/22/25 (Call 01/29/24)(b)	6,825	6,715,986
4.88%, 10/10/25 (Call 09/10/25)(b)	14,235	14,291,634
Philip Morris International Inc., 5.13%, 11/15/24	16,000	15,981,570
		47,154,190
Auto Manufacturers — 6.4%
American Honda Finance Corp.
0.75%, 08/09/24	3,235	3,159,537
6.02%, 01/10/25, (1-day SOFR + 0.670%)(a)(c)	15,000	15,037,517
BMW U.S. Capital LLC
0.75%, 08/12/24(b)(c)	2,925	2,852,878
0.80%, 04/01/24(b)(c)	3,350	3,323,871
5.74%, 08/12/24, (1-day SOFR + 0.380%)(a)(b)	19,960	19,961,011
5.87%, 04/01/24, (1-day SOFR + 0.530%)(a)(b)	15,615	15,623,120
Daimler Truck Finance North America LLC
5.00%, 01/15/27(b)	10,660	10,720,117
5.20%, 01/17/25(b)	9,295	9,293,020
5.60%, 08/08/25(b)	10,155	10,234,145
Hyundai Capital America
0.88%, 06/14/24(b)(c)	15,998	15,710,278
1.00%, 09/17/24(b)	14,408	13,989,079
5.25%, 01/08/27(b)	12,500	12,598,435
5.80%, 06/26/25(b)	7,590	7,643,220
5.95%, 09/21/26(b)(c)	15,400	15,702,280
6.25%, 11/03/25(b)	15,600	15,854,273
6.51%, 08/04/25, (1-day SOFR + 1.150%)(b)(c)	14,525	14,538,467
Mercedes-Benz Finance North America LLC
4.90%, 01/09/26(b)	15,240	15,280,001
5.38%, 08/01/25(b)	15,290	15,432,249
6.02%, 01/09/26, (1-day SOFR + 0.670%)(b)	15,240	15,256,002
PACCAR Financial Corp., 3.15%, 06/13/24	8,865	8,793,820
Toyota Motor Credit Corp.
0.50%, 06/18/24	4,000	3,926,114
2.50%, 03/22/24	15,000	14,938,482
3.65%, 08/18/25	13,145	12,945,145
4.40%, 09/20/24	15,000	14,919,426
5.64%, 09/13/24, (1-day SOFR + 0.290%)(a)	12,000	12,000,883
5.83%, 08/22/24, (1-day SOFR + 0.520%)(a)(c)	15,110	15,124,986
5.87%, 10/16/24, (1-day SOFR + 0.550%)(a)(c)	23,010	23,040,638
5.93%, 06/13/24, (1-day SOFR + 0.620%)(a)(c)	15,210	15,225,375
5.96%, 03/22/24, (1-day SOFR + 0.620%)(a)	10,000	10,004,805
Security	Par (000)	Value

Auto Manufacturers (continued)
Volkswagen Group of America Finance LLC
5.80%, 09/12/25(b)	$10,000	$10,096,424
6.30%, 06/07/24, (1-day SOFR + 0.950%)(a)(b)	12,380	12,393,638
		385,619,236
Auto Parts & Equipment — 0.0%
Aptiv PLC, 2.40%, 02/18/25 (Call 01/09/24)	3,275	3,178,655

Banks — 15.0%
Australia & New Zealand Banking Group Ltd.
4.83%, 02/03/25(b)(c)	14,970	14,932,618
5.09%, 12/08/25	10,810	10,885,028
6.09%, 07/03/25, (1-day SOFR + 0.750%)(b)	14,655	14,700,650
Australia & New Zealand Banking Group Ltd./New
York NY
4.75%, 01/18/27	15,240	15,307,683
5.67%, 10/03/25	15,000	15,233,762
Banco Santander SA
3.89%, 05/24/24	15,800	15,724,262
5.74%, 06/30/24, (1-year CMT + 0.450%)(a)	8,200	8,204,857
Bank of America Corp.
5.76%, 06/14/24 (Call 05/14/24), (1-day SOFR + 0.410%)(a)(c)	18,580	18,571,862
Series 2025, 6.02%, 02/04/25 (Call 02/04/24), (1-day SOFR + 0.660%)(a)	15,000	15,000,117
Banque Federative du Credit Mutuel SA
4.94%, 01/26/26(b)	17,400	17,364,395
5.09%, 01/23/27(b)(c)	15,260	15,373,529
BPCE SA
5.10%, 01/26/26(b)	15,230	15,268,920
5.20%, 01/18/27(b)	9,455	9,527,594
Citibank NA
5.49%, 12/04/26 (Call 11/04/26)(c)	15,380	15,673,124
6.15%, 09/29/25 (Call 08/29/25), (1-day SOFR + 0.805%)	15,440	15,486,280
Citigroup Inc., 4.14%, 05/24/25 (Call 05/24/24), (1-day SOFR + 1.372%)(a)	4,770	4,746,225
Commonwealth Bank of Australia, 6.09%, 03/14/25, (1-day SOFR + 0.740%)(a)(b)	13,580	13,624,312
Commonwealth Bank of Australia/New York
5.08%, 01/10/25(c)	17,800	17,802,335
5.50%, 09/12/25	15,210	15,390,960
Cooperatieve Rabobank UA/NY
3.88%, 08/22/24	16,800	16,663,363
5.50%, 07/18/25	15,300	15,467,950
Credit Suisse AG/New York NY
0.50%, 02/02/24	5,335	5,335,000
5.75%, 02/02/24, (1-day SOFR + 0.390%)(a)	15,000	15,000,000
Deutsche Bank AG/New York NY, 4.16%, 05/13/25	6,905	6,825,476
JPMorgan Chase & Co.
3.85%, 06/14/25 (Call 06/14/24), (1-day SOFR + 0.980%)(a)	16,100	15,976,547
5.55%, 12/15/25 (Call 12/15/24), (1-day SOFR + 1.070%)(a)	18,135	18,145,172
JPMorgan Chase Bank N.A., 5.11%, 12/08/26 (Call 11/08/26)	12,000	12,153,411
KeyBank NA, 4.70%, 01/26/26 (Call 12/26/25)	3,275	3,209,914
KeyBank NA/Cleveland OH
4.15%, 08/08/25	5,370	5,250,907
5.67%, 06/14/24 (Call 01/29/24), (1-day SOFR + 0.320%)(a)	10,000	9,939,160

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.67%, 06/14/24 (Call 01/29/24), (1-day SOFR + 0.320%)(a)(c)	$15,565	$15,465,288
Macquarie Bank Ltd., 5.39%, 12/07/26(b)	6,210	6,284,474
Mitsubishi UFJ Financial Group Inc.
4.79%, 07/18/25 (Call 07/18/24), (1-year CMT + 1.700%)(a)	9,010	8,971,856
5.06%, 09/12/25 (Call 09/12/24), (1-year CMT + 1.550%)(a)	15,675	15,628,869
5.72%, 02/20/26 (Call 02/20/25), (1-year CMT + 1.080%)(a)	12,775	12,824,712
Morgan Stanley
0.79%, 05/30/25 (Call 05/30/24), (1-day SOFR + 0.525%)(a)	10,880	10,675,309
3.62%, 04/17/25 (Call 04/17/24), (1-day SOFR + 1.160%)(a)	6,865	6,835,460
6.51%, 04/17/25 (Call 04/17/24), (1-day SOFR + 0.950%)(a)	10,000	10,012,955
Morgan Stanley Bank NA, 5.48%, 07/16/25 (Call 06/16/25)	7,520	7,597,840
National Australia Bank Ltd., 5.90%, 01/29/26, (1-day SOFR + 0.550%)(b)	15,220	15,232,215
National Australia Bank Ltd./New York
4.75%, 12/10/25	10,290	10,305,480
4.97%, 01/12/26	17,800	17,888,675
5.20%, 05/13/25	13,305	13,373,996
National Securities Clearing Corp., 5.15%, 05/30/25(b)	5,105	5,132,667
Nordea Bank Abp
3.60%, 06/06/25(b)	10,665	10,483,447
4.75%, 09/22/25(b)	16,900	16,854,205
PNC Financial Services Group Inc. (The), 5.67%, 10/28/25 (Call 10/28/24), (1-day SOFR + 1.090%)(a)	15,526	15,520,439
Societe Generale SA, 4.35%, 06/13/25(b)(c)	15,000	14,859,070
Sumitomo Mitsui Financial Group Inc., 5.46%, 01/13/26	17,800	17,984,435
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/16/24(b)(c)	12,000	11,655,868
2.55%, 03/10/25(b)(c)	10,000	9,719,197
5.65%, 09/14/26(b)	12,000	12,204,432
5.79%, 09/16/24, (1-day SOFR + 0.440%)(a)(b)	15,000	14,990,786
9.59%, 02/13/24, (1-day SOFR + 0.410%)(a)	30,000	30,003,401
Sumitomo Mitsui Trust Bank Ltd./ New York, 5.49%, 08/01/24	14,750	14,749,768
Svenska Handelsbanken AB
0.55%, 06/11/24(b)	4,780	4,696,940
3.65%, 06/10/25(b)(c)	15,900	15,645,533
UBS AG
5.80%, 09/11/25	8,000	8,104,157
6.28%, 09/11/25, (1-day SOFR + 0.930%)	8,000	8,021,643
UBS AG/London
0.45%, 02/09/24(b)	7,000	6,992,825
0.70%, 08/09/24(b)(c)	4,330	4,222,010
1.38%, 01/13/25 (Call 12/13/24)(b)	6,970	6,718,167
5.72%, 02/09/24, (1-day SOFR + 0.360%)(a)(b)	5,000	5,000,000
5.81%, 08/09/24, (1-day SOFR + 0.450%)(a)(b)	8,470	8,476,539
UBS Group AG, 4.49%, 08/05/25 (Call 08/05/24), (1-year CMT + 1.600%)(a)(b)	8,810	8,757,359
Wells Fargo Bank NA
4.81%, 01/15/26 (Call 12/15/25)(c)	15,250	15,278,049
5.55%, 08/01/25 (Call 07/01/25)	15,230	15,389,533
Security	Par (000)	Value

Banks (continued)
6.05%, 01/15/26 (Call 12/15/25), (1-day SOFR + 0.710%)	$15,250	$15,259,912
Westpac Banking Corp.
1.02%, 11/18/24	3,550	3,437,703
5.35%, 10/18/24	17,600	17,617,917
5.66%, 11/18/24, (1-day SOFR + 0.300%)(a)	23,886	23,887,863
6.08%, 11/17/25, (1-day SOFR + 0.720%)	15,440	15,485,287
		901,031,694
Beverages — 0.5%
PepsiCo Inc.
5.25%, 11/10/25	15,440	15,636,275
5.76%, 11/12/24, (1-day SOFR + 0.400%)(a)	11,665	11,685,524
		27,321,799
Chemicals — 0.4%
Linde Inc./CT, 4.80%, 12/05/24	17,700	17,669,588
Sherwin-Williams Co. (The), 4.05%, 08/08/24	7,310	7,259,170
		24,928,758
Computers — 0.3%
Hewlett Packard Enterprise Co., 5.90%, 10/01/24	15,400	15,420,548

Cosmetics & Personal Care — 0.2%
Haleon U.S. Capital LLC, 3.02%, 03/24/24 (Call 01/16/24)	9,235	9,198,874
Unilever Capital Corp., 0.63%, 08/12/24 (Call 01/16/24)(c)	5,975	5,829,042
		15,027,916
Diversified Financial Services — 1.6%
American Express Co.
3.38%, 05/03/24	44,833	44,579,193
6.28%, 03/04/25 (Call 02/01/25), (1-day SOFR + 0.930%)(a)	8,235	8,285,726
6.34%, 10/30/26 (Call 10/30/25), (1-day SOFR + 1.330%)	15,700	16,022,262
Capital One Financial Corp., 4.17%, 05/09/25 (Call 05/09/24), (1-day SOFR + 1.370%)(a)	15,800	15,729,331
CDP Financial Inc., 4.50%, 02/13/26(b)(c)	9,219	9,217,851
LSEGA Financing PLC, 0.65%, 04/06/24 (Call 03/06/24)(b)	3,895	3,859,810
		97,694,173
Electric — 2.1%
Florida Power & Light Co., 4.45%, 05/15/26 (Call 04/15/26)	7,965	7,964,544
National Rural Utilities Cooperative Finance Corp.
6.06%, 05/07/25, (1-day SOFR + 0.700%)	15,580	15,636,930
Series D, 5.68%, 10/18/24,
(1-day SOFR + 0.330%)(a)	5,000	4,996,898
NextEra Energy Capital Holdings Inc.
2.94%, 03/21/24 (Call 01/29/24)	15,000	14,954,811
4.26%, 09/01/24	28,679	28,454,132
6.05%, 03/01/25	11,420	11,516,260
6.10%, 01/29/26, (1-day SOFR + 0.760%)	15,380	15,396,764
WEC Energy Group Inc.
4.75%, 01/09/26 (Call 12/09/25)(c)	10,000	9,976,648
5.00%, 09/27/25 (Call 08/27/25)	7,465	7,465,271
Wisconsin Public Service Corp., 5.35%, 11/10/25
(Call 10/10/25)	8,520	8,605,264
		124,967,522
Electronics — 0.0%
Amphenol Corp., 4.75%, 03/30/26	2,840	2,845,598

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food — 1.0%
Hormel Foods Corp., 0.65%, 06/03/24 (Call 01/16/24)	$12,125	$11,928,251
Nestle Holdings Inc.
0.61%, 09/14/24 (Call 01/29/24)(b)(c)	35,000	33,996,877
4.00%, 09/12/25 (Call 08/12/25)(b)(c)	17,000	16,858,648
		62,783,776
Health Care - Products — 0.2%
Thermo Fisher Scientific Inc., 5.00%, 12/05/26 (Call 11/05/26)	10,000	10,131,458

Health Care - Services — 0.9%
Roche Holdings Inc.
1.88%, 03/08/24(b)	15,000	14,950,640
5.27%, 11/13/26 (Call 10/13/26)(b)	13,170	13,438,395
5.59%, 03/05/24, (1-day SOFR + 0.240%)(a)(b)	5,370	5,370,013
UnitedHealth Group Inc., 5.00%, 10/15/24	17,600	17,569,033
		51,328,081
Insurance — 3.3%
Athene Global Funding, 2.51%, 03/08/24(b)(c)	10,000	9,966,943
MassMutual Global Funding II
4.15%, 08/26/25(b)	7,302	7,238,092
6.33%, 07/10/26, (1-day SOFR + 0.980%)(b)	15,252	15,351,470
Metropolitan Life Global Funding I
0.55%, 06/07/24(b)(c)	3,590	3,532,657
5.00%, 01/06/26(b)	10,000	10,037,727
New York Life Global Funding
3.15%, 06/06/24(b)	8,400	8,333,895
3.60%, 08/05/25(b)	16,500	16,249,363
5.78%, 06/06/24, (1-day SOFR + 0.430%)(a)(b)	9,130	9,136,041
5.93%, 01/16/26, (1-day SOFR + 0.580%)(b)	25,000	25,022,055
6.05%, 06/13/25, (1-day SOFR + 0.700%)(b)	18,500	18,565,992
Northwestern Mutual Global Funding
4.00%, 07/01/25(b)	16,300	16,128,321
6.05%, 06/13/25, (1-day SOFR + 0.700%)(b)	15,400	15,426,438
Pacific Life Global Funding II, 6.20%, 06/16/25, (1-day SOFR + 0.860%)(b)	14,705	14,735,822
Principal Life Global Funding II
0.75%, 08/23/24(b)	660	643,582
5.74%, 08/23/24, (1-day SOFR + 0.380%)(a)(b)	635	634,861
Protective Life Global Funding
4.99%, 01/12/27(b)(c)	15,250	15,338,985
5.37%, 01/06/26(b)	10,000	10,092,392
		196,434,636
Internet — 0.8%
Amazon.com Inc.
2.73%, 04/13/24	20,000	19,884,741
3.00%, 04/13/25	10,000	9,797,375
eBay Inc., 5.90%, 11/22/25 (Call 10/22/25)	17,600	17,887,024
		47,569,140
Machinery — 1.7%
Caterpillar Financial Services Corp.
4.35%, 05/15/26	15,800	15,751,851
5.60%, 05/17/24, (1-day SOFR + 0.245%)(a)	10,000	10,002,810
5.62%, 09/13/24, (1-day SOFR + 0.270%)(a)(c)	15,620	15,626,894
5.81%, 11/14/24, (1-day SOFR + 0.450%)(a)(c)	15,570	15,600,077
John Deere Capital Corp.
3.40%, 06/06/25	10,390	10,226,267
4.80%, 01/09/26	17,800	17,895,295
5.55%, 10/11/24, (1-day SOFR + 0.200%)(a)	14,290	14,286,592
		99,389,786
Security	Par (000)	Value

Machinery - Diversified — 0.3%
John Deere Capital Corp., 5.83%, 10/22/25, (1-day SOFR + 0.480%)	$15,240	$15,265,876

Manufacturing — 0.3%
Siemens Financieringsmaatschappij NV, 5.78%, 03/11/24, (1-day SOFR + 0.430%)(a)(b)	18,980	18,982,744

Media — 0.0%
Comcast Corp., 5.25%, 11/07/25	2,950	2,983,755

Oil & Gas — 0.3%
ConocoPhillips Co., 2.13%, 03/08/24 (Call 01/09/24)	16,000	15,942,556

Pharmaceuticals — 0.8%
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	17,000	16,639,907
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 05/19/25	31,500	31,434,480
		48,074,387
Pipelines — 0.9%
Enbridge Inc.
2.15%, 02/16/24(c)	5,530	5,521,607
5.99%, 02/16/24, (1-day SOFR + 0.630%)(a)	10,125	10,126,059
Enterprise Products Operating LLC, 5.05%, 01/10/26	12,365	12,455,556
TransCanada PipeLines Ltd., 1.00%, 10/12/24 (Call 09/12/24)	27,205	26,367,937
		54,471,159
Real Estate Investment Trusts — 0.2%
Public Storage Operating Co., 5.95%, 07/25/25, (1-day SOFR + 0.600%)	11,250	11,277,259

Retail — 0.9%
Home Depot Inc. (The), 4.00%, 09/15/25 (Call 08/15/25)	5,170	5,126,007
Lowe’s Companies Inc.
4.40%, 09/08/25	11,510	11,438,234
4.80%, 04/01/26 (Call 03/01/26)	6,660	6,667,666
Starbucks Corp., 5.78%, 02/14/24 (Call 01/09/24), (1-day SOFR + 0.420%)(a)	11,515	11,515,392
Walmart Inc., 3.90%, 09/09/25	20,000	19,820,564
		54,567,863
Semiconductors — 0.3%
Analog Devices Inc., 5.59%, 10/01/24, (1-day SOFR + 0.250%)(a)	15,330	15,326,464
NVIDIA Corp., 0.58%, 06/14/24 (Call 01/09/24)	5,305	5,212,435
		20,538,899
Software — 0.3%
Intuit Inc., 5.25%, 09/15/26 (Call 08/15/26)	11,165	11,375,483
Salesforce Inc., 0.63%, 07/15/24 (Call 01/09/24)	9,415	9,214,704
		20,590,187
Telecommunications — 0.6%
Bell Telephone Co. of Canada or Bell Canada, Series US-3, 0.75%, 03/17/24(c)	21,081	20,954,546
NTT Finance Corp.
0.58%, 03/01/24(b)	6,005	5,979,488
4.14%, 07/26/24(b)(c)	2,830	2,811,326

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Verizon Communications Inc., 0.75%, 03/22/24	$3,580	$3,556,209
		33,301,569
Total Corporate Bonds & Notes — 40.3%
(Cost: $2,421,750,815)		2,420,666,768

Municipal Debt Obligations

Illinois — 0.1%
State of Illinois GO, 5.25%, 05/01/25	5,865	5,890,583

New York — 0.0%
Taxable Municipal Funding Trust RB
VRDN, 5.60%, 01/16/25 (Put 01/31/24)(b)(d)	725	725,000
VRDN, 5.60%, 09/01/30 (Put 05/01/25)(b)(d)	2,440	2,440,000
		3,165,000
Total Municipal Debt Obligations — 0.1%
(Cost $9,030,000)		9,055,583

Repurchase Agreements(a)(e)

Bank of America Securities Inc., 5.43%, 02/01/24 (Purchased on 01/31/24 to be repurchased at $10,001,508, collateralized by non-agency mortgage-backed security, 2.50% to 7.62%, due 06/15/35 to 11/25/63, par and fair value of $100,916,182 and $84,686,246, respectively)	10,000	10,000,000
Bank of America Securities Inc., 5.63%, 02/01/24 (Purchased on 01/31/24 to be repurchased at $54,758,562, collateralized by non-agency mortgage-backed security, 2.50% to 9.67%, due 08/15/27 to 08/15/61, par and fair value of $111,001,478 and $58,582,500, respectively)	54,750	54,750,000
Bank of America Securities Inc., 5.81%, 02/01/24 (Purchased on 01/31/24 to be repurchased at $10,001,614, collateralized by non-agency mortgage-backed security, 5.89% to 6.23%, due 09/22/35 to 03/22/37, par and fair value of $24,846,000 and $10,700,187, respectively)	10,000	10,000,000
BNP Paribas, 5.68%, 02/01/24 (Purchased on 01/31/24 to be repurchased at $36,755,798, collateralized by non-agency mortgage-backed security, 2.00% to 10.75%, due 08/01/24 to 12/31/79, par and fair value of $42,007,069 and $40,340,896, respectively)	36,750	36,750,000
Citigroup Global Markets Inc, 5.62%, 02/01/24 (Purchased on 01/31/24 to be repurchased at $9,001,405, collateralized by non-agency mortgage-backed security, 2.50% to 6.70%, due 11/15/34 to 02/25/52, par and fair value of $38,989,408 and $10,326,189, respectively)	9,000	9,000,000
Citigroup Global Markets Inc, 5.64%, 02/01/24 (Purchased on 01/31/24 to be repurchased at $12,001,880, collateralized by non-agency mortgage-backed security, 2.50% to 5.50%, due 03/25/47 to 03/25/62, par and fair value of $17,491,536 and $13,800,000, respectively)	12,000	12,000,000
Security	Par (000)	Value

Goldman Sachs & Co. LLC, 5.83%, 02/01/24 (Purchased on 01/31/24 to be repurchased at $90,014,575, collateralized by non-agency mortgage-backed security, 2.20% to 9.50%, due 06/27/24 to 01/18/82, par and fair value of $141,218,600 and $96,346,142, respectively)	$90,000	$90,000,000
Mizuho Securities USA Inc., 5.76%, 02/01/24 (Purchased on 01/31/24 to be repurchased at $6,000,960, collateralized by non-agency mortgage-backed security, 5.89% to 10.62%, due 12/25/29 to 08/25/35, par and fair value of $12,084,591 and $6,900,000, respectively)	6,000	6,000,000
Mizuho Securities USA Inc., 5.86%, 02/01/24 (Purchased on 01/31/24 to be repurchased at $30,004,883, collateralized by non-agency mortgage-backed security, 4.00% to 8.73%, due 03/20/25 to 07/25/49, par and fair value of $36,575,000 and $33,126,518, respectively)	30,000	30,000,000
Wells Fargo Securities, 5.71%, 02/01/24 (Purchased on 01/31/24 to be repurchased at $77,012,213, collateralized by non-agency mortgage-backed security, 2.50% to 7.62%, due 06/15/35 to 05/25/63, par and fair value of $100,916,182 and $84,686,246, respectively)	77,000	77,000,000

Total Repurchase Agreements — 5.6%
(Cost: $335,500,000)		335,500,000

U.S. Government Obligations

U.S. Government Obligations — 1.5%
U.S. Treasury Bill, 5.50%, 03/05/24(c)(f)	25,000	24,879,573
U.S. Treasury Note/Bond
4.75%, 07/31/25	30,890	31,034,797
5.00%, 08/31/25	15,530	15,673,774
5.00%, 09/30/25	15,500	15,659,843

Total U.S. Government Obligations — 1.5%
(Cost: $86,529,185)		87,247,987

	Shares

Money Market Funds

BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(g)(h)(i)	58,773,578	58,808,843

Total Money Market Funds — 1.0%
(Cost: $58,789,252)		58,808,843

Total Investments — 100.3%
(Cost: $6,020,050,498)		6,021,013,006

Liabilities in Excess of Other Assets — (0.3)%		(15,756,197)
Net Assets — 100.0%		$6,005,256,809

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2024

(e)	Maturity date represents next reset date.

(f)	Rates are discount rates or a range of discount rates as of period end.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$123,152,749	$—		$(64,355,695	)(a)	$17,789	$(6,000)	$58,808,843	58,773,578	$57,582	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—		—	—	—	—	141,551		—
						$17,789	$(6,000)	$58,808,843		$199,133		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$311,664,254	$—	$311,664,254
Certificates of Deposit	—	770,028,419	—	770,028,419
Commercial Paper	—	2,028,041,152	—	2,028,041,152
Corporate Bonds & Notes	—	2,420,666,768	—	2,420,666,768
Municipal Debt Obligations	—	9,055,583	—	9,055,583
Repurchase Agreements	—	335,500,000	—	335,500,000
U.S. Government & Agency Obligations	—	87,247,987	—	87,247,987

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$58,808,843	$—	$—	$58,808,843
	$58,808,843	$5,962,204,163	$—	$6,021,013,006

Portfolio Abbreviation

CMT	Constant Maturity Treasury
GO	General Obligation
RB	Revenue Bond
SOFR	Secured Overnight Financing Rate